Morgan, Lewis & Bockius LLP

1111 Pennsylvania Avenue, NW

Washington, DC 20004

Tel. 202.739.3000

Fax: 202.739.3001

www.morganlewis.com

March 18, 2009

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	American Pension Investors Trust: Post-Effective Amendment No. 47 (File Nos. 002-96538 and 811-04262)

Ladies and Gentlemen:

On behalf of our client, American Pension Investors Trust (the “Trust”), we are filing, pursuant to Rule 485(b) under the Securities Act of 1933, as amended, and under the Investment Company Act of 1940, as amended, Post-Effective Amendment No. 47 (“PEA No. 47”) to the Trust’s Registration Statement on Form N-1A, together with all exhibits thereto.

I hereby certify that PEA No. 47 does not contain disclosure that renders it ineligible to be filed under Rule 485(b).

Please contact me at (202) 739-5662 with your questions or comments.

Sincerely,

/s/ Thomas S. Harman
Thomas S. Harman

Enclosures